Financial Liabilities	12 Months Ended
Dec. 31, 2019
Financial Liabilities
Financial Liabilities

(21)    Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
Financial liabilities	31/12/2019	31/12/2018
Non-current obligations (a)	2,588,030	1,000,000
Senior secured debt (b)	3,285,086	4,771,285
Other loans (b)	216,686	239,686
Finance lease liabilities	—	9,537
Other non-current financial liabilities (d)	59,981	78,955
Non-current lease liabilities (note 9)	696,285	—
Total non-current financial liabilities	6,846,068	6,099,463
Current obligations (a)	89,172	102,978
Senior secured debt (b)	1,803	129,955
Other loans (b)	184,164	24,839
Finance lease liabilities	—	3,348
Other current financial liabilities (d)	41,768	16,262
Current lease liabilities (note 9)	44,405	—
Total current financial liabilities	361,312	277,382

On 15 November 2019 the Group concluded the refinancing process of its senior secured debt for Euros 5,800 million. The new financing includes a Term Loan B for US Dollars 2,500 million and Euros 1,360 million, both aimed at institutional investors; the issue of two bonds for Euros 1,675 million (Senior Secured Notes); and the extension of a multi-currency revolving credit facility up to US Dollars 500 million.

Grifols calculated the impact of the IFRS 9 in the new financing process concluding that it does not result in a derecognition of the liability as it has not passed the 10% quantitative test. According to the IASB’s interpretation, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group has recognized income of Euros 97,850 thousand in the profit or loss account (see note 27).

In September 2018, Grifols obtained a new non-current loan from the European Investment Bank totaling Euros 85,000 thousand that will be used by Grifols to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. On 5 December 2017 and 28 October 2015, the Group arranged loans with the same entity and with the same conditions for amounts of Euros 85,000 thousand and Euros 100,000 thousand, respectively. At 31 December 2019, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 233,750 thousand (Euros 244,375 thousand at 31 December, 2018).

(a)Senior Notes

On 15 November 2019, as part of its refinancing process, Grifols, S.A. issued Euros 1,675 million of Senior Secured Notes segmented in two notes of Euros 770 million and Euros 905 million. These notes will mature in 2027 and 2025 and will bear annual interest at a rate of 2.25% and 1.625%, respectively. On 15 November 2019 the notes were admitted to listing on the Irish Stock Exchange.

On 18 April 2017, Grifols, S.A., issued Euros 1,000 million of Senior Unsecured Notes that will mature in 2025 and will bear annual interest at a rate of 3.20%. On 2 May 2017 the Notes were admitted to listing on the Irish Stock Exchange.

Details of movement in the Senior Notes at 31 December 2019 are as follows:

	Thousands of Euros
	Opening outstanding		Closing outstanding
	balance 01/01/19	Refinancing	balance 31/12/19
Senior Unsecured Notes (nominal amount)	1,000,000	—	1,000,000
Senior Secured Notes (nominal amount)	—	1,675,000	1,675,000
Total	1,000,000	1,675,000	2,675,000

There was no movement regarding the Senior Unsecured Notes in 2018.

At 31 December 2019 and 2018 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

31/12/2018
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	05/05/18	04/05/19	3,000	4.00%	99,990	(1,041)	(1,304)

31/12/2019
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/19	04/05/20	3,000	5.00%	103,122	(1,170)	(1,686)

(b)Loans and borrowings

Details of loans and borrowings at 31 December 2019 and 2018 are as follows:

					Thousands of Euros
					31/12/2019		31/12/2018
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	—	—	2,052,403	1,949,782
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	—	—	607,000	576,650
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	—	—	2,620,087	2,548,035
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,346,400	—	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,204,900	—	—

Total senior debt					3,587,171	3,551,300	5,279,490	5,074,467

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	53,125	100,000	63,750
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	74,375	85,000	85,000
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	85,000	85,000	85,000

Total EIB Loan					270,000	212,500	270,000	233,750

Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	—	—	262,009	—
Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	445,434	—	—	—

Total Revolving Credit					445,434	—	262,009	—

Other non-current loans	Euros	Euribor - Euribor + 2.30%	25/03/2010	30/09/2024	10,000	4,186	26,680	5,936
Loan transaction costs					—	(266,214)	—	(303,182)

Non-current loans and borrowings					4,312,605	3,501,772	5,838,179	5,010,971

					Thousands of Euros
					31/12/2019		31/12/2018
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*)	—	(*)	102,621
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*)	—	(*)	30,350
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*)	—	(*)	26,201
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,600	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	22,271	(*)	—

Total senior debt					—	35,871	—	159,172

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	—

Total EIB Loan					—	21,250	—	10,625
Other current loans		0.10% - 3.59%			239,782	162,914	144,571	14,214
Loan transaction costs					—	(34,068)	—	(29,217)

Current loans and borrowings					239,782	185,967	144,571	154,794

(*)See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 6,266 thousand at 31 December 2019 (Euros 2,546 thousand at 31 December 2018).

On 15 November 2019 the Group refinanced its Senior Secured Debt with the existing lenders. The new senior debt consists of a Term Loan B  (“TLB”), which amount US Dollars 2,500 million and Euros 1,360 million with a 2.00%  margin pegged to  Libor and a 2.25% margin pegged to Euribor respectively, maturity in 2027 and quasi-bullet repayment structure. The borrowers of the total senior debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

The present value discounted from cash flows under the new agreement, including any fees paid and discounted using the original effective interest rate differed by less than 10% of the present value discounted from cash flows remaining in the original debt, whereby it is considered that the debt instrument has not been substantially modified.

The costs of refinancing the senior debt amounted to Euros 84.4 million. Based on an analysis of the quantitative and qualitative factors, the Group concluded that the renegotiation of the terms of the senior debt did not imply a derecognition of the liability. According to the IASB’s interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group has recognized income of Euros 97,850 thousand in the profit or loss account (see note 27).

The terms and conditions of the senior secured debt are as follows:

•Tranche B: Senior Debt Loan repayable in eight years divided in two tranches:

•US Dollar Tranche B  :

•Original principal amount of US Dollars 2,500 million.

•Applicable margin of 200 basis points (bp) pegged to US Libor.

•Quasi-bullet repayment structure.

•Maturity in 2027.

•Tranche B in Euros:

•Original principal amount of Euros 1,360 million.

•Applicable margin of 225 basis points (bp) pegged to Euribor.

•Quasi-bullet repayment structure.

•Maturity in 2027.

 Details of Tranche B by maturity at 31 December 2019 are as follows:

	US Tranche B			Tranche B in Euros
		Amortization in thousands	Amortization in		Amortization in
	Currency	of US Dollars	thousands of Euros	Currency	thousands of Euros
Maturity
2020	US Dollars	25,000	22,271	Euros	13,600
2021	US Dollars	25,000	22,271	Euros	13,600
2022	US Dollars	25,000	22,271	Euros	13,600
2023	US Dollars	25,000	22,271	Euros	13,600
2024	US Dollars	25,000	22,271	Euros	13,600
2025	US Dollars	25,000	22,271	Euros	13,600
2026	US Dollars	25,000	22,271	Euros	13,600
2027	US Dollars	2,325,000	2,071,274	Euros	1,264,800

Total	US Dollars	2,500,000	2,227,171	Euros	1,360,000

o

US Dollars 500 million committed credit revolving facility: Amount maturing on 2025 and applicable margin of 150 basis points (bp) pegged to US Libor. At 31 December 2019 no amount has been drawn down on this facility. Both the Senior Term Loans and the Revolving Loans are guaranteed by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A. that together with Grifols, S.A. represent, in the aggregate, at least 80% of the consolidated assets and consolidated EBITDA of Grifols, S.A. and its subsidiaries.

The Notes have been issued by Grifols S.A. and are guaranteed on a senior secured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Biomat USA, Inc., Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Talecris Plasma Resources, Inc.., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, Llc. and Grifols International, S.A.

(c)Credit rating

In December 2019 and December 2018 Moody’s Investors Service has confirmed the ‘Ba3’ corporate family rating, ‘Ba2’ rating to the senior secured bank debt that was used to refinance the existing debt structure. The outlook is confirmed as stable. The credit rating of the senior unsecured notes is B2.

In December 2019 and December 2018 Standard & Poor’s has confirmed its ‘BB’ rating on Grifols and has assigned 'BB+ ratings to Grifols' senior secured debt that was used to refinance the existing debt structure. The outlook for the rating is stable. The credit rating of the senior unsecured notes is B+.

(d)Other financial liabilities

At 31 December 2019 “other financial liabilities” include interest-free loans extended by governmental institutions amounting to Euros 14,787 thousand (Euros 16,559 thousand at 31 December 2018). The portion of the loans considered a grant and still to be taken to profit and loss amounts to Euros 592 thousand (Euros 696 thousand at 31 December 2018) (see note 19).

At 31 December 2019 “other current financial liabilities” include mainly the repurchase option of Goetech, LLC amounting to US Dollars 20 million (see note 3(d)) and an outstanding balance with a related party (see note 31).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Maturity at:
Up to one year	41,768	16,262
Two years	50,585	21,460
Three years	2,977	49,602
Four years	1,870	2,916
Five years	1,420	1,799
Over five years	3,129	3,178
	101,749	95,217

(e)Changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2018	949,205	5,052,680	9,360	45,640	6,056,885
New financing	99,990	85,000	—	6,789	191,779
Refunds	(92,244)	(45,225)	(1,001)	(20,041)	(158,511)
Bear of interests	31,694	253,673	409	865	286,641
Other movements (note 2)	146,333	(141,998)	—	—	4,335
Collection / Payment of interests	(32,000)	(193,146)	—	—	(225,146)
Business combination	—	—	4,007	57,816	61,823
Foreign exchange differences	—	154,781	110	4,148	159,039
Balance at December 31, 2018	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	3,780,115	—	12,249	5,570,582
Refunds	(100,215)	(5,447,842)	(73,785)	(8,152)	(5,629,994)
Bear of interests	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Collection / Payment of interests	(32,000)	(204,179)	—	—	(236,179)
Business combination (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at December 31, 2019	2,677,202	3,687,739	740,690	101,749	7,207,380